Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Detail)	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares	Nov. 29, 2017 ¥ / shares	Oct. 09, 2017 ¥ / shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value | (per share)	$ 0.0001		¥ 0.0001	¥ 0.0001
Ordinary shares, shares authorized		372,138,271
Ordinary shares, shares issued		124,969,987
Ordinary shares, shares outstanding	223,484,172	124,969,987
Series A-1 [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible redeemable preferred shares, par value | $ / shares	$ 0.0001
Convertible redeemable preferred shares, shares authorized		53,431,125
Convertible redeemable preferred shares, shares issued		53,431,125
Convertible redeemable preferred shares, shares outstanding		53,431,125
Series A-3 [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible redeemable preferred shares, par value | $ / shares	0.0001
Convertible redeemable preferred shares, shares authorized		10,308,663
Convertible redeemable preferred shares, shares issued		10,308,663
Convertible redeemable preferred shares, shares outstanding		10,308,663
Series B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible redeemable preferred shares, par value | $ / shares	0.0001
Convertible redeemable preferred shares, shares authorized		61,942,726
Convertible redeemable preferred shares, shares issued		61,942,726
Convertible redeemable preferred shares, shares outstanding		61,942,726
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0001
Ordinary shares, shares authorized	420,674,280
Ordinary shares, shares issued	223,484,172
Ordinary shares, shares outstanding	223,484,172
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0001
Ordinary shares, shares authorized	79,325,720
Ordinary shares, shares issued	79,325,720
Ordinary shares, shares outstanding	79,325,720
Series A-2 preferred shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Series A-2 preferred shares, par value | $ / shares	$ 0.0001
Series A-2 preferred shares, shares authorized		2,179,215
Series A-2 preferred shares, shares outstanding	0	2,179,215
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0001
Ordinary shares, shares authorized		372,138,271
Ordinary shares, shares issued		124,969,987
Ordinary shares, shares outstanding		124,969,987
Parent Company [Member] | Series A-1 [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible redeemable preferred shares, par value | $ / shares	0.0001
Convertible redeemable preferred shares, shares authorized		53,431,125
Convertible redeemable preferred shares, shares issued		53,431,125
Convertible redeemable preferred shares, shares outstanding		53,431,125
Parent Company [Member] | Series A-3 [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible redeemable preferred shares, par value | $ / shares	0.0001
Convertible redeemable preferred shares, shares authorized		10,308,663
Convertible redeemable preferred shares, shares issued		10,308,663
Convertible redeemable preferred shares, shares outstanding		10,308,663
Parent Company [Member] | Series B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible redeemable preferred shares, par value | $ / shares	0.0001
Convertible redeemable preferred shares, shares authorized		61,942,726
Convertible redeemable preferred shares, shares issued		61,942,726
Convertible redeemable preferred shares, shares outstanding		61,942,726
Parent Company [Member] | Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0001
Ordinary shares, shares authorized	420,674,280
Ordinary shares, shares issued	223,484,172
Ordinary shares, shares outstanding	223,484,172
Parent Company [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0001
Ordinary shares, shares authorized	79,325,720
Ordinary shares, shares issued	79,325,720
Ordinary shares, shares outstanding	79,325,720
Parent Company [Member] | Series A-2 preferred shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Series A-2 preferred shares, par value | $ / shares	$ 0.0001
Series A-2 preferred shares, shares authorized		2,179,215
Series A-2 preferred shares, shares outstanding		2,179,215